Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income [Line Items]
Other operating income	£ 722	£ 196	£ 188
Brazil
Other Operating Income [Line Items]
Tax credit other than income tax credits	472
Master settlement agreement | RJRT
Other Operating Income [Line Items]
Amount received from escrow funds paid under settlement		40
Brazil
Other Operating Income [Line Items]
Adjustment to other taxes levied on tobacco and tobacco related products		5	£ 58
Increase (decrease) in contingent consideration asset (liability)	78	130
Social contribution claims sold to financial institutions	£ 38	£ 45